As filed with the Securities and Exchange Commission on June 25, 2020

                            File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington,

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 2,368	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 2,368	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Lincoln Street

Mail Stop SFC0805

Boston, MA 02111

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE, ESQ.
WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	400 HOWARD STREET
NEW YORK,	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On July 24, 2020, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 2,368 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until July 24, 2020, the effectiveness of the registration statement for the iShares BB Rated Corporate Bond ETF (the “Fund”), filed in Post-Effective Amendment No. 1,932 on July 6, 2018, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
1,965	September 18, 2018	October 18, 2018
1,979	October 17, 2018	November 16, 2018
1,993	November 15, 2018	December 14, 2018
2,010	December 13, 2018	January 11, 2019
2,027	January 10, 2019	February 8, 2019
2,039	February 7, 2019	March 8, 2019
2,059	March 7, 2019	April 5, 2019
2,079	April 4, 2019	May 3, 2019
2,101	May 2, 2019	May 31, 2019
2,126	May 30, 2019	June 28, 2019
2,140	June 27, 2019	July 26, 2019
2,150	July 25, 2019	August 23, 2019
2,166	August 22, 2019	September 20, 2019
2,180	September 19, 2019	October 18, 2019
2,193	October 17, 2019	November 15, 2019
2,215	November 14, 2019	December 13, 2019
2,231	December 12, 2019	January 10, 2020
2,250	January 9, 2020	February 7, 2020
2,269	February 6, 2020	March 6, 2020
2,313	March 5, 2020	April 3, 2020
2,331	April 2, 2020	May 1, 2020
2,341	April 30, 2020	May 29, 2020
2,350	May 28, 2020	June 26, 2020

This Post-Effective Amendment No. 2,368 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 1,932.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2,368 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 25th day of June, 2020.

iShares Trust

By:
Armando Senra*
President

Date: June 25, 2020

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2,368 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Salim Ramji*
Trustee

Date: June 25, 2020

John E. Martinez*
Trustee

Date: June 25, 2020

Cecilia H. Herbert*
Trustee

Date: June 25, 2020

John E. Kerrigan*
Trustee

Date: June 25, 2020

Robert S. Kapito*
Trustee

Date: June 25, 2020

Madhav V. Rajan*
Trustee

Date: June 25, 2020

Jane D. Carlin*
Trustee

Date: June 25, 2020

Drew E. Lawton*
Trustee

Date: June 25, 2020

Richard L. Fagnani*
Trustee

Date: June 25, 2020

/s/ Trent W. Walker
Trent W. Walker*
Treasurer and Chief Financial Officer

Date: June 25, 2020

*By:	/s/ Trent W. Walker
Trent W. Walker
Attorney-in-fact

Date: June 25, 2020

*

Powers of Attorney, each dated January 1, 2020, for Armando Senra, Salim Ramji, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Trent W. Walker are incorporated herein by reference to Post-Effective Amendment No. 2,257, filed January 9, 2020.